SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of lease terms and discount rate	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Schedule of lease terms and discount rate [Abstract]
Weighted average remaining lease term (in years) – operating lease	4 months 24 days	1 year 1 month 6 days	2 years 3 months 18 days
Weighted average discount rate – operating lease	14.00%	14.00%	14.00%